SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

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In July 2012, the Company issued 300,000 shares of common stock toa vendor for services rendered to the Company. The cost of theseservices was accrued as of June 30, 2012 and is included in Accruedexpenses in the condensed consolidated balance sheet at June 30,2012.

NOTE 17 – SUBSEQUENT EVENTS

In February, 2012, the Company sold an additional $2,600,000 of Secured Notes and warrants in the final closing of the September Offering (see NOTE 14 – PRIVATE PLACEMENTS), bringing the total amount raised in the September Offering to $6,600,000.

In February, 2012, two stockholders holding a total of 206,667 shares of AbTech Industries Series A Preferred Stock elected to convert such shares into 1,321,908 shares of ABHD common stock in accordance with the terms of the Merger Agreement (see Note 12 – REVERSE ACQUISITION TRANSACTION).